Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue	$ 126,071	$ 86,689	$ 434,094	$ 260,892	$ 93,811
Revenues included in the balance of deferred revenue at the beginning of the period			300,612	159,597
In-game purchases
Disclosure of products and services [line items]
Total revenue	120,039	82,771	406,594		89,169
Revenues included in the balance of deferred revenue at the beginning of the period			194,934	$ 66,096	19,535
Advertising
Disclosure of products and services [line items]
Total revenue	$ 6,032	$ 3,918	$ 27,500		$ 4,642